Schedule H, Line 4(i) - Schedule of Assets (Details) - RETIREMENT SAVINGS PLAN	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule H, Line 4(i) - Schedule of Assets
Entity Tax Identification Number	73-1309529
Plan Number	001
Total Investments, current value	$ 2,700,448,341
Notes receivable from participants, current value	100,370,163
Current Value	$ 2,800,818,504
Minimum
Schedule H, Line 4(i) - Schedule of Assets
Notes receivable from participants, percentage	3.25%
Maximum
Schedule H, Line 4(i) - Schedule of Assets
Notes receivable from participants, percentage	9.50%
Investment, Identifier [Axis]: Great Gray Collective Investment Trust, Lord Abbett Total Return Fund II Bp
Schedule H, Line 4(i) - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	wm:GreatGrayCollectiveInvestmentTrustMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Total Investments, current value	$ 134,637,703
Investment, Identifier [Axis]: John Hancock Trust Company Collective Investment Trust, Stable Value Return Trust
Schedule H, Line 4(i) - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	wm:JohnHancockTrustCompanyCollectiveInvestmentTrustMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Total Investments, current value	$ 450,509,033
Investment, Identifier [Axis]: Merrill Lynch, Pierce, Fenner And Amith Incorporated, Self -Directed Brokerage Accounts
Schedule H, Line 4(i) - Schedule of Assets
Asset Held for Investment, Party-in-Interest	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Self-Directed Brokerage Account [Member]
Total Investments, current value	$ 151,276,063
Investment, Identifier [Axis]: Sei Trust Company, Pimco International Bond (USD-Hdg) Instl
Schedule H, Line 4(i) - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	wm:SeiTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Total Investments, current value	$ 12,992,721
Investment, Identifier [Axis]: Sei Trust Company, Pimco Realpath Blend 2030 Collective Trust Funds
Schedule H, Line 4(i) - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	wm:SeiTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Total Investments, current value	$ 195,308,411
Investment, Identifier [Axis]: Sei Trust Company, Pimco Realpath Blend 2035 Collective Trust Funds
Schedule H, Line 4(i) - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	wm:SeiTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Total Investments, current value	$ 345,280,992
Investment, Identifier [Axis]: Sei Trust Company, Pimco Realpath Blend 2040 Collective Trust Funds
Schedule H, Line 4(i) - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	wm:SeiTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Total Investments, current value	$ 167,337,250
Investment, Identifier [Axis]: Sei Trust Company, Pimco Realpath Blend 2045 Collective Trust Funds
Schedule H, Line 4(i) - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	wm:SeiTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Total Investments, current value	$ 167,303,273
Investment, Identifier [Axis]: Sei Trust Company, Pimco Realpath Blend 2050 Collective Trust Funds
Schedule H, Line 4(i) - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	wm:SeiTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Total Investments, current value	$ 144,242,844
Investment, Identifier [Axis]: Sei Trust Company, Pimco Realpath Blend 2055 Collective Trust Funds
Schedule H, Line 4(i) - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	wm:SeiTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Total Investments, current value	$ 45,164,223
Investment, Identifier [Axis]: Sei Trust Company, Pimco Realpath Blend 2060 Collective Trust Funds
Schedule H, Line 4(i) - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	wm:SeiTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Total Investments, current value	$ 7,084,527
Investment, Identifier [Axis]: Sei Trust Company, Pimco Realpath Blend 2065 Collective Trust Funds
Schedule H, Line 4(i) - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	wm:SeiTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Total Investments, current value	$ 208,769,730
Investment, Identifier [Axis]: Sei Trust Company, Pimco Realpath Blend Income Collective Trust Funds
Schedule H, Line 4(i) - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	wm:SeiTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Total Investments, current value	$ 331,264,976
Investment, Identifier [Axis]: Waste Management, Inc., Common Stock
Schedule H, Line 4(i) - Schedule of Assets
Asset Held for Investment, Party-in-Interest	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Employer, Common Stock [Member]
Total Investments, current value	$ 339,276,595